Loans (Details) - Schedule of Investment in Nonaccrual and Loans Past Due - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Residential real estate
Nonaccrual	$ 4,308	$ 5,531
Loans Past Due Over 90 Days Still Accruing	393	288
One- to four-family [Member]
Residential real estate
Nonaccrual	3,028	3,528
Loans Past Due Over 90 Days Still Accruing	365	287
Multi-family [Member]
Residential real estate
Nonaccrual		570
Loans Past Due Over 90 Days Still Accruing
Farm [Member]
Residential real estate
Nonaccrual		270
Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Residential real estate
Nonaccrual	1,013	1,073
Loans Past Due Over 90 Days Still Accruing
Commercial and industrial [Member]
Residential real estate
Nonaccrual
Loans Past Due Over 90 Days Still Accruing		1
Home equity [Member]
Residential real estate
Nonaccrual	267	87
Loans Past Due Over 90 Days Still Accruing
Unsecured [Member]
Residential real estate
Nonaccrual		3
Loans Past Due Over 90 Days Still Accruing	$ 28